Condensed Consolidated Statements of Equity (Unaudited) (Parenthetical) - ¥ / shares	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash dividends: common stock, per share (in JPY per share)	¥ 16.00	¥ 14.50
Unappropriated retained earnings:
Cash dividends: common stock, per share (in JPY per share)	¥ 16.00	¥ 14.50